SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 10,717,000,000	$ 8,775,000,000	$ 19,918,000,000	$ 16,969,000,000
Direct operating costs	(9,776,000,000)	(8,200,000,000)	(17,969,000,000)	(15,849,000,000)
General and administrative expenses	(211,000,000)	(142,000,000)	(389,000,000)	(260,000,000)
Equity accounted Company EBITDA	63,000,000	63,000,000	96,000,000	122,000,000
Company EBITDA attributable to others	(556,000,000)	(314,000,000)	(1,153,000,000)	(609,000,000)
Company EBITDA	237,000,000	182,000,000	503,000,000	373,000,000
Realized disposition gain (loss)	522,000,000	90,000,000	520,000,000	106,000,000
Other income (expenses), net	4,000,000		2,000,000
Interest income (expense), net	(313,000,000)	(83,000,000)	(497,000,000)	(169,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(10,000,000)	(20,000,000)	(15,000,000)	(39,000,000)
Current income taxes	(93,000,000)	(52,000,000)	(123,000,000)	(80,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	88,000,000	60,000,000	250,000,000	124,000,000
Company FFO	435,000,000	177,000,000	640,000,000	315,000,000
Depreciation and amortization expense	(441,000,000)	(105,000,000)	(752,000,000)	(211,000,000)
Impairment expense, net	(324,000,000)	0	(324,000,000)	0
Other income (expenses), net	(185,000,000)	(7,000,000)	(273,000,000)	(21,000,000)
Deferred income taxes	41,000,000	39,000,000	22,000,000	29,000,000
Non-cash items attributable to equity accounted investments	(30,000,000)	(50,000,000)	(51,000,000)	(73,000,000)
Non-cash items attributable to others	611,000,000	65,000,000	907,000,000	154,000,000
Net income (loss) attributable to unitholders	107,000,000	119,000,000	169,000,000	193,000,000
Equity accounted income, net	23,000,000	(7,000,000)	30,000,000	10,000,000	$ 10,000,000
Interest of others in operating subsidiaries	(143,000,000)	189,000,000	(4,000,000)	331,000,000
Other income (expenses), net	(181,000,000)	(7,000,000)	(271,000,000)	(21,000,000)
Business services
Disclosure of operating segments [line items]
Revenues	7,345,000,000	7,859,000,000	14,280,000,000	15,206,000,000
Direct operating costs	(7,169,000,000)	(7,711,000,000)	(13,947,000,000)	(14,945,000,000)
General and administrative expenses	(67,000,000)	(72,000,000)	(134,000,000)	(139,000,000)
Equity accounted Company EBITDA	11,000,000	7,000,000	19,000,000	15,000,000
Company EBITDA attributable to others	(59,000,000)	(46,000,000)	(112,000,000)	(71,000,000)
Company EBITDA	61,000,000	37,000,000	106,000,000	66,000,000
Realized disposition gain (loss)	522,000,000	55,000,000	522,000,000	55,000,000
Other income (expenses), net	0		0
Interest income (expense), net	(38,000,000)	(22,000,000)	(58,000,000)	(41,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(2,000,000)	(1,000,000)	(3,000,000)	(1,000,000)
Current income taxes	(47,000,000)	(22,000,000)	(57,000,000)	(30,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	(154,000,000)	19,000,000	(136,000,000)	34,000,000
Company FFO	342,000,000	66,000,000	374,000,000	83,000,000
Depreciation and amortization expense	(58,000,000)	(34,000,000)	(115,000,000)	(67,000,000)
Infrastructure Services
Disclosure of operating segments [line items]
Revenues	1,105,000,000	3,000,000	2,394,000,000	5,000,000
Direct operating costs	(838,000,000)	0	(1,730,000,000)	0
General and administrative expenses	(41,000,000)	0	(75,000,000)	0
Equity accounted Company EBITDA	35,000,000	38,000,000	56,000,000	73,000,000
Company EBITDA attributable to others	(173,000,000)	0	(422,000,000)	0
Company EBITDA	88,000,000	41,000,000	223,000,000	78,000,000
Realized disposition gain (loss)	0	0	0	0
Other income (expenses), net	4,000,000		0
Interest income (expense), net	(97,000,000)	0	(198,000,000)	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(5,000,000)	(15,000,000)	(8,000,000)	(30,000,000)
Current income taxes	0	0	9,000,000	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	64,000,000	0	130,000,000	0
Company FFO	54,000,000	26,000,000	156,000,000	48,000,000
Depreciation and amortization expense	(179,000,000)	0	(348,000,000)	0
Industrials
Disclosure of operating segments [line items]
Revenues	2,267,000,000	909,000,000	3,244,000,000	1,751,000,000
Direct operating costs	(1,767,000,000)	(487,000,000)	(2,288,000,000)	(900,000,000)
General and administrative expenses	(85,000,000)	(54,000,000)	(143,000,000)	(89,000,000)
Equity accounted Company EBITDA	17,000,000	18,000,000	21,000,000	34,000,000
Company EBITDA attributable to others	(324,000,000)	(268,000,000)	(619,000,000)	(538,000,000)
Company EBITDA	108,000,000	118,000,000	215,000,000	258,000,000
Realized disposition gain (loss)	0	35,000,000	(2,000,000)	51,000,000
Other income (expenses), net	0		2,000,000
Interest income (expense), net	(186,000,000)	(61,000,000)	(255,000,000)	(128,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(3,000,000)	(4,000,000)	(4,000,000)	(8,000,000)
Current income taxes	(51,000,000)	(30,000,000)	(85,000,000)	(50,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	178,000,000	41,000,000	256,000,000	90,000,000
Company FFO	46,000,000	99,000,000	127,000,000	213,000,000
Depreciation and amortization expense	(204,000,000)	(71,000,000)	(289,000,000)	(144,000,000)
Corporate and Other
Disclosure of operating segments [line items]
Revenues	0	4,000,000	0	7,000,000
Direct operating costs	(2,000,000)	(2,000,000)	(4,000,000)	(4,000,000)
General and administrative expenses	(18,000,000)	(16,000,000)	(37,000,000)	(32,000,000)
Equity accounted Company EBITDA	0	0	0	0
Company EBITDA attributable to others	0	0	0	0
Company EBITDA	(20,000,000)	(14,000,000)	(41,000,000)	(29,000,000)
Realized disposition gain (loss)	0	0	0	0
Other income (expenses), net	0		0
Interest income (expense), net	8,000,000	0	14,000,000	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0	0
Current income taxes	5,000,000	0	10,000,000	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0	0
Company FFO	(7,000,000)	(14,000,000)	(17,000,000)	(29,000,000)
Depreciation and amortization expense	$ 0	$ 0	$ 0	$ 0